CAPITAL LEASE OBLIGATIONS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital Leased Assets [Line Items]
Capital leased assets, gross	$ 1,591,237	$ 1,591,237	$ 1,359,102
Less accumulated depreciation	(1,334,741)	(1,260,944)	(990,007)
Capital leased assets, net	$ 256,496	$ 330,293	369,095
Computer equipment and software
Capital Leased Assets [Line Items]
Property and equipment, useful life (years)	3 years	3 years
Capital leased assets, gross	$ 1,576,226	$ 1,576,226	1,344,091
Phone System
Capital Leased Assets [Line Items]
Property and equipment, useful life (years)		3 years
Capital leased assets, gross		$ 15,011	$ 15,011
Leasehold improvements
Capital Leased Assets [Line Items]
Property and equipment, useful life (years)	3 years
Capital leased assets, gross	$ 15,011	$ 15,011